Share Based Compensation (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 08, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple	$ 2.20	$ 2.20
Post-vesting forfeit rate	10.00%	10.00%	10.00%
Fair value of underlying ordinary shares	$ 7.45			$ 0.678
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	2.32%	2.60%	2.28%
Expected volatility	43.90%	46.00%	45.00%
Exercise multiple			$ 2.20
Fair value of underlying ordinary shares		$ 0.697	0.231
Fair value of share option	$ 7.45	$ 0.315	$ 0.096
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	1.06%	1.58%	1.95%
Expected volatility	31.90%	45.00%	40.00%
Fair value of underlying ordinary shares		$ 0.615	$ 0.158
Fair value of share option	$ 2.34	$ 0.309	$ 0.026